Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2019, 2018 and 2017 under the 2015 Plan:

Particulars	Fiscal 2019	Fiscal 2018	Fiscal 2017
RSU and ESOP
Salil Parekh, CEO and MD - Refer Note 1 below	260,130	226,048	—
U.B. Pravin Rao, COO and WTD- Refer Note 2 below	68,250	140,500	—
Dr.Vishal Sikka*	—	1,201,498	241,400
Other KMP**	368,100	631,100	1,497,600
Employees other than KMP	3,644,220	3,345,220	6,422,080
	4,340,700	5,544,366	8,161,080

Incentive units- cash settled
Other employees	74,090	100,080	224,420
	74,090	100,080	224,420

Total grants	4,414,790	5,644,446	8,385,500

Information in the table above is adjusted for September 2018 bonus issue, wherever applicable.

*	Upon Dr. Vishal Sikka's resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited
**	Refer note 2.19 for details on appointment and resignation of KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Granted to:
KMP (1)	5	(2)	5
Employees other than KMP	24	15	12
Total	29	13	17
Cash settled stock compensation expense included in the above	1	1	—

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation.

The carrying value of liability towards cash settled share based payments was $1 million each respectively as at March 31, 2019 and March 31, 2018.

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled award is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	For options granted in
Particulars	Fiscal 2019- Equity Shares-RSU	Fiscal 2019- ADS- RSU
Weighted average share price (₹) / ($- ADS)*	696	10.77
Exercise price (₹)/ ($- ADS)*	3.31	0.06
Expected volatility (%)	21-25	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2.65	2.65
Risk-free interest rate (%)	7-8	2-3
Weighted average fair value as on grant date (₹) / ($- ADS)*	648	10.03

	For options granted in
Particulars	Fiscal 2018- Equity Shares-RSU	Fiscal 2018- Equity shares ESOP	Fiscal 2018- ADS-RSU	Fiscal 2018- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	572	461	8.31	7.32
Exercise price (₹)/ ($- ADS)*	2.50	459	0.04	7.33
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	533	127	7.74	1.47

	For options granted in
Particulars	Fiscal 2017- Equity Shares-RSU	Fiscal 2017- Equity shares ESOP	Fiscal 2017- ADS-RSU	Fiscal 2017- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	534	494.5	7.89	7.63
Exercise price (₹)/ ($- ADS)*	2.50	499	0.035	7.63
Expected volatility (%)	24-29	27-29	26-29	27-31
Expected life of the option (years)	1-4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.37	2.37	2.29	2.29
Risk-free interest rate (%)	6-7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	501	142.5	7.42	1.73

*	Adjusted for September 2018 bonus issue

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan (formerly 2011 RSU Plan) for equity-settled share based payment transaction during fiscal 2019 is set out below:

	Year ended March 31, 2019
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	7,500,818	0.04
Granted	4,340,700	0.05
Exercised	1,864,510	0.04
Forfeited and expired	795,810	0.04
Outstanding at the end	9,181,198	0.05
Exercisable at the end	235,256	0.04
2015 Plan-ESOP
Outstanding at the beginning	1,933,826	7.62
Granted	—	—
Exercised	117,350	7.35
Forfeited and expired	193,300	7.43
Outstanding at the end	1,623,176	7.46
Exercisable at the end	698,500	7.46

Information in the above table is adjusted for September 2018 bonus issue, wherever applicable.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	5,922,746	0.04
Granted	4,561,216	0.04
Exercised	1,296,434	0.04
Forfeited and expired	1,686,710	0.04
Outstanding at the end	7,500,818	0.04
Exercisable at the end	48,410	0.04
2015 Plan-ESOP
Outstanding at the beginning	2,395,300	7.63
Granted	983,150	7.31
Exercised	104,824	7.63
Forfeited and expired	1,339,800	7.42
Outstanding at the end	1,933,826	7.62
Exercisable at the end	393,824	7.63

Information in the above table is adjusted for September 2018 bonus issue.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2017 is set out below:

	Year ended March 31, 2017
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	443,010	0.04
Granted	5,749,380	0.04
Forfeited and expired	201,520	0.04
Exercised	68,124	—
Outstanding at the end	5,922,746	0.04
Exercisable at the end	—	—
2015 Plan-ESOP
Outstanding at the beginning	—	—
Granted	2,411,700	7.63
Forfeited and expired	16,400	7.63
Exercised	—	—
Outstanding at the end	2,395,300	7.63
Exercisable at the end	—	—

Information in the above table is adjusted for September 2018 bonus issue.

Schedule of Equity Settled RSUs and ESOPs Outstanding

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2019:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan: ADS and IES
0 - 0.07 (RSU)	9,181,198	1.70	0.05
6 - 8 (ESOP)	1,623,176	5.04	7.46
	10,804,374	2.20	1.16

Information in the above table is adjusted for September 2018 bonus issue, wherever applicable.

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2018:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan:
0 - 0.04 (RSU)	7,500,818	1.89	0.04
6 - 8 (ESOP)	1,933,826	6.60	7.62
	9,434,644	2.57	1.59